Business and Summary of Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified				3 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Feb. 01, 2011	Jan. 31, 2012 Building	Jan. 31, 2012 Equipment, computers and software Minimum	Jan. 31, 2012 Equipment, computers and software Maximum	Jan. 31, 2012 Furniture and fixtures	Jan. 31, 2012 Store signs	Jan. 31, 2012 Vehicles
Property and Equipment
Estimated useful lives				30 years	3 years	5 years	7 years	7 years	5 years
Debt Issue Costs and Other Assets
Accumulated amortization of debt issue costs and other assets	$ 11.0	$ 9.5	$ 7.6